Investment Held in Trust Account	5 Months Ended
Dec. 31, 2020
Seaport Global Acquisition Corp
Investment Held in Trust Account

Note 7 — Investment Held in Trust Account

As of December 31, 2020, investment in the Company’s Trust Account consisted of $281 in Cash and Sweep Funds and $145,193,921 in U.S. Treasury Securities. All of the U.S. Treasury Securities matured on March 4, 2021. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying			Fair Value
	Value as of	Gross	Gross	as of
	December 31,	Unrealized	Unrealized	December 31,
	2020	Gains	Losses	2020
U.S. Money Market	$281	$—	$—	$281
U.S. Treasury Securities	145,193,921	—	(2,174)	145,191,747
	$145,194,202	$—	$(2,174)	$145,192,028